Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Assumptions for Calculating Fair Value of the Common Stock Warrants

For the purposes of these calculations, the fair value of the common stock warrants was estimated using the following assumptions:

• Risk free rate	2.60%
• Expected life of warrants	10 years
• Expected dividend yield	3.50%
• Expected volatility	26.5%
• Weighted average fair value	$2.28